Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, reserved for issuance pursuant to the 2025 Equity Incentive Plan
Amount Registered | shares	4,028,614
Proposed Maximum Offering Price per Unit	5.48
Maximum Aggregate Offering Price	$ 22,076,804.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,048.81
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's Class A common stock, par value $0.001 per share, the ("Class A Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2025 Equity Incentive Plan (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Class A Common Stock. (2) Represents shares of Class A Common Stock automatically reserved on February 1, 2026 for issuance upon the exercise or settlement of awards that may be granted under the Plan, which increase is provided for in the Plan. (3)Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $5.48 per share, which is the average of the high and low prices of Class A Common Stock, as reported on the Nasdaq Global Select Market, on April 10, 2026.